Basis Of Financial Statements And Summary Of Significant Accounting Policies (Useful Life Of Intangible Assets And Amortization Method By Major Class) (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2014 Software [Member]	Mar. 31, 2014 Software [Member] Minimum [Member]	Mar. 31, 2014 Software [Member] Maximum [Member]	Mar. 31, 2014 Core Deposit Intangibles [Member]	Mar. 31, 2014 Core Deposit Intangibles [Member] Minimum [Member]	Mar. 31, 2014 Core Deposit Intangibles [Member] Maximum [Member]	Mar. 31, 2014 Customer Relationships [Member]	Mar. 31, 2014 Customer Relationships [Member] Minimum [Member]	Mar. 31, 2014 Customer Relationships [Member] Maximum [Member]	Mar. 31, 2014 Trade Names [Member]	Mar. 31, 2014 Trade Names [Member] Minimum [Member]	Mar. 31, 2014 Trade Names [Member] Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, years	5 years	5 years	2 years	10 years	11 years	4 years	19 years	13 years	7 years	27 years	22 years	2 years	40 years
Finite-lived intangible assets, Amortization method		Straight-line			Declining-balance			Straight-line, Declining-balance			Straight-line